Commitments, Guarantees, and Contingencies - Narrative (Details)	1 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Apr. 23, 2019 action	Dec. 31, 2018 CAD ($)
Commitments, Contingencies And Guaranteed [Line Items]
Guarantee obligations			$ 0
Other long term receivables			$ 33,100,000		$ 0
Antero Contract
Commitments, Contingencies And Guaranteed [Line Items]
Damages awarded	$ 96,000,000
Antero Contract | WGL Holdings
Commitments, Contingencies And Guaranteed [Line Items]
Adjustments to working capital	45,000,000
Antero Contract | Washington Gas
Commitments, Contingencies And Guaranteed [Line Items]
Damages awarded	$ 11,000,000
Silver Spring Maryland Incident
Commitments, Contingencies And Guaranteed [Line Items]
Number of civil actions | action				37
Loss accural		$ 300,000
Recommended daily fine		25,000
Minimum | Silver Spring Maryland Incident
Commitments, Contingencies And Guaranteed [Line Items]
Estimated penalties		32,000,000
Maximum | Silver Spring Maryland Incident
Commitments, Contingencies And Guaranteed [Line Items]
Estimated penalties		$ 123,300,000